Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 8,057,000	$ 7,654,000	$ 9,489,000